Label	Element	Value
Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $2.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.20%
Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $580.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.40%)